Financial Instruments - Summary of Carrying and Fair Values of Financial Instruments that are Reported at Fair Value (Detail) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	€ 0
Financial assets, at fair value	0
Financial liabilities, at fair value	15,526
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	15,526
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	0
Financial assets, at fair value	0
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	15,526
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 15,526